Recurring Fair Value Measurements (Details) - Schedule of key inputs used in the black scholes option pricing model for the private warrants - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of key inputs used in the black scholes option pricing model for the private warrants [Abstract]
Risk-free interest rate	1.20%	1.30%		1.20%
Expected term (years)	5 years 6 months 29 days	5 years 14 days	6 years 3 months	5 years 6 months 29 days
Expected volatility	10.00%	14.00%		10.00%
Stock Price (in Dollars per share)	$ 9.7	$ 9.93	$ 9.93	$ 9.7
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Dividend yield	0.00%	0.00%		0.00%